Baron Partners Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (101.39%)
Communication Services (2.12%)
	Alternative Carriers (0.84%)
1,800,000	Iridium Communications, Inc. [6]	$43,744,159	$54,810,000

	Movies & Entertainment (1.28%)
225,000	Spotify Technology SA [1,2,6]	36,152,863	82,919,250

Total Communication Services		79,897,022	137,729,250

Consumer Discretionary (53.05%)
	Automobile Manufacturers (38.46%)
9,520,000	Tesla, Inc. [1,5,6]	139,052,710	2,490,717,600

	Casinos & Gaming (1.60%)
1,904,558	Red Rock Resorts, Inc., Cl A [6]	68,465,660	103,684,138

	Footwear (1.31%)
1,725,000	Birkenstock Holding PLC [1,2,6]	78,199,680	85,025,250

	Hotels, Resorts & Cruise Lines (7.78%)
3,310,000	Hyatt Hotels Corp., Cl A [6]	114,517,357	503,782,000

	Leisure Facilities (3.90%)
1,450,000	Vail Resorts, Inc. [6]	143,600,315	252,720,500

Total Consumer Discretionary		543,835,722	3,435,929,488

Financials (22.53%)
	Financial Exchanges & Data (7.04%)
675,000	FactSet Research Systems, Inc. [6]	43,504,529	310,398,750
250,000	MSCI, Inc. [6]	88,967,758	145,732,500

		132,472,287	456,131,250

	Investment Banking & Brokerage (4.41%)
4,400,000	The Charles Schwab Corp. [6]	113,630,269	285,164,000

	Property & Casualty Insurance (11.08%)
6,415,000	Arch Capital Group Ltd. [1,2,6]	29,148,125	717,710,200

Total Financials		275,250,681	1,459,005,450

Health Care (5.19%)
	Health Care Equipment (5.19%)
665,000	IDEXX Laboratories, Inc. [1,6]	29,061,261	335,971,300

Industrials (0.87%)
	Aerospace & Defense (0.87%)
125,625	HEICO Corp. [6]	9,632,520	32,848,425
116,875	HEICO Corp., Cl A [6]	7,586,429	23,814,450

Total Industrials		17,218,949	56,662,875

Information Technology (7.77%)
	Application Software (2.49%)
880,000	Guidewire Software, Inc. [1,6]	71,023,556	160,987,200

	IT Consulting & Other Services (5.28%)
675,000	Gartner, Inc. [1,6]	80,865,424	342,063,000

Total Information Technology		151,888,980	503,050,200

Real Estate (9.86%)
	Other Specialized REITs (1.43%)
1,800,000	Gaming and Leisure Properties, Inc. [6]	56,364,978	92,610,000

	Real Estate Services (8.43%)
7,235,000	CoStar Group, Inc. [1,6]	97,094,119	545,808,400

Total Real Estate		153,459,097	638,418,400

Total Common Stocks		1,250,611,712	6,566,766,963

Shares		Cost	Value
Private Common Stocks (5.37%)
Communication Services (1.01%)
	Interactive Media & Services (0.25%)
600,000	X Holdings I, Inc., Cl A [1,3,4,7]	$60,000,000	$16,392,000

	Movies & Entertainment (0.76%)
197,613	StubHub Holdings, Inc., Cl A [1,3,4,7]	50,000,041	49,136,472

Total Communication Services		110,000,041	65,528,472

Industrials (4.36%)
	Aerospace & Defense (4.36%)
2,216,310	Space Exploration Technologies Corp., Cl A [1,3,4,7]	29,920,185	248,226,720
302,210	Space Exploration Technologies Corp., Cl C [1,3,4,7]	4,079,835	33,847,520

Total Industrials		34,000,020	282,074,240

Total Private Common Stocks		144,000,061	347,602,712

Private Convertible Preferred Stocks (0.04%)
Industrials (0.04%)
	Electrical Components & Equipment (0.04%)
21,213,656	Northvolt AB, Series E2 (Sweden)[1,2,3,4,7]	7,843,621	2,326,077

Private Preferred Stocks (8.42%)
Industrials (8.42%)
	Aerospace & Defense (8.42%)
311,111	Space Exploration Technologies Corp., Cl H [1,3,4,7]	41,999,985	348,444,320
131,657	Space Exploration Technologies Corp., Cl I [1,3,4,7]	22,250,032	147,455,840
44,146	Space Exploration Technologies Corp., Series N [1,3,4,7]	11,919,420	49,443,520

Total Private Preferred Stocks		76,169,437	545,343,680

Total Investments (115.22%)		$1,478,624,831	7,462,039,432

Liabilities Less Cash and Other Assets (-15.22%)			(985,431,514)

Net Assets			$6,476,607,918

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At September 30, 2024, the market value of restricted securities amounted to $895,272,469 or 13.82% of net assets. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]

Investors in the Fund may view Tesla, Inc.’s financial statements on the EDGAR website of the U.S. Securities and Exchange Commission by going to https://www.sec.gov/cgi-bin/browse-edgar?CIK=1318605&owner=exclude. Please note that the Fund is not responsible for Tesla’s financial statements and can provide no assurances as to their accuracy or completeness.

[6]

All or a portion of this security is pledged with the custodian in connection with the Fund’s loans payable outstanding. At September 30, 2024, the total market value of pledged securities amounted to $1,952,783,189 or 30.15% of net assets.

[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Focused Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (87.79%)
Communication Services (7.29%)
	Alternative Carriers (1.42%)
770,000	Iridium Communications, Inc.	$17,550,617	$23,446,500

	Movies & Entertainment (5.87%)
262,000	Spotify Technology SA1,2	35,016,218	96,554,860

Total Communication Services		52,566,835	120,001,360

Consumer Discretionary (40.17%)
	Apparel, Accessories & Luxury Goods (3.33%)
8,000,000	Figs, Inc., Cl A1	62,411,157	54,720,000

	Automobile Manufacturers (9.78%)
615,000	Tesla, Inc.[1]	8,168,271	160,902,450

	Casinos & Gaming (4.83%)
410,000	Las Vegas Sands Corp.	17,975,256	20,639,400
1,082,100	Red Rock Resorts, Inc., Cl A	39,427,046	58,909,524

		57,402,302	79,548,924

	Footwear (6.70%)
675,000	Birkenstock Holding PLC[1,2]	30,906,103	33,270,750
1,535,000	On Holding AG, Cl A1,2	43,531,637	76,980,250

		74,437,740	110,251,000

	Hotels, Resorts & Cruise Lines (8.83%)
134,000	Airbnb, Inc., Cl A1	15,295,942	16,992,540
400,000	Choice Hotels International, Inc.	33,100,258	52,120,000
500,000	Hyatt Hotels Corp., Cl A	24,424,809	76,100,000

		72,821,009	145,212,540

	Leisure Facilities (4.22%)
398,842	Vail Resorts, Inc.	69,704,795	69,514,172

	Restaurants (2.48%)
3,800,000	Krispy Kreme, Inc.	51,188,154	40,812,000

Total Consumer Discretionary		396,133,428	660,961,086

Financials (18.31%)
	Financial Exchanges & Data (6.68%)
125,000	FactSet Research Systems, Inc.	25,848,440	57,481,250
90,000	MSCI, Inc.	43,089,524	52,463,700

		68,937,964	109,944,950

	Investment Banking & Brokerage (5.51%)
540,000	Interactive Brokers Group, Inc., Cl A	47,496,720	75,254,400
250,000	Jefferies Financial Group, Inc.	7,732,070	15,387,500

		55,228,790	90,641,900

	Property & Casualty Insurance (6.12%)
900,000	Arch Capital Group Ltd.[1,2]	25,104,585	100,692,000

Total Financials		149,271,339	301,278,850

Health Care (3.12%)
	Health Care Equipment (1.05%)
34,000	IDEXX Laboratories, Inc.[1]	15,205,826	17,177,480

	Life Sciences Tools & Services (2.07%)
261,200	Illumina, Inc.[1]	28,524,417	34,063,092

Total Health Care		43,730,243	51,240,572

Shares		Cost	Value
Common Stocks (continued)
Industrials (2.61%)
	Research & Consulting Services (2.61%)
160,000	Verisk Analytics, Inc.	$28,339,398	$42,873,600

Information Technology (10.98%)
	Application Software (7.69%)
95,000	ANSYS, Inc.[1]	24,133,643	30,269,850
526,300	Guidewire Software, Inc.[1]	48,175,978	96,281,322

		72,309,621	126,551,172

	Internet Services & Infrastructure (3.29%)
675,000	Shopify, Inc., Cl A1,2	34,732,649	54,094,500

Total Information Technology		107,042,270	180,645,672

Real Estate (5.31%)
	Office REITs (1.60%)
1,500,000	Douglas Emmett, Inc.	21,662,219	26,355,000

	Real Estate Services (3.16%)
690,000	CoStar Group, Inc.[1]	19,274,979	52,053,600

	Single-Family Residential REITs (0.55%)
235,000	American Homes 4 Rent, Cl A	5,062,679	9,021,650

Total Real Estate		45,999,877	87,430,250

Total Common Stocks		823,083,390	1,444,431,390

Private Common Stocks (5.26%)
Industrials (5.26%)
	Aerospace & Defense (5.26%)
629,570	Space Exploration Technologies Corp., Cl A1,3,4,6	26,390,845	70,511,840
143,170	Space Exploration Technologies Corp., Cl C1,3,4,6	6,808,820	16,035,040

Total Private Common Stocks		33,199,665	86,546,880

Private Preferred Stocks (4.80%)
Industrials (3.59%)
	Aerospace & Defense (3.59%)
29,630	Space Exploration Technologies Corp., Cl H1,3,4,6	4,000,050	33,185,600
1,479	Space Exploration Technologies Corp., Cl I1,3,4,6	249,951	1,656,480
12,346	Space Exploration Technologies Corp., Series K1,3,4,6	10,000,260	13,827,520
9,259	Space Exploration Technologies Corp., Series N1,3,4,6	2,499,930	10,370,080

Total Industrials		16,750,191	59,039,680

Information Technology (1.21%)
	Application Software (1.21%)
1,670,843	X.AI Corp.[1,3,4,6]	19,999,991	19,999,991

Total Private Preferred Stocks		36,750,182	79,039,671

See Notes to Portfolios of Investments.

Baron Focused Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

SEPTEMBER 30, 2024

Principal Amount		Cost	Value
Short-Term Investments (1.94%)
$31,926,585	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2024, 4.35% due 10/1/2024; Proceeds at maturity $31,930,443; (Fully Collateralized by $38,487,100 U.S. Treasury Note, 0.625% due 8/15/2030 Market value – $32,565,279)[5]	$31,926,585	$31,926,585

Total Investments (99.79%)		$924,959,822	1,641,944,526

Cash and Other Assets Less Liabilities (0.21%)			3,411,432

Net Assets			$1,645,355,958

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At September 30, 2024, the market value of restricted securities amounted to $165,586,551 or 10.06% of net assets. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron International Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (97.32%)
Australia (1.16%)
537,675	Lynas Rare Earths Ltd.[1,3]	$2,275,407	$2,949,971
11,223	WiseTech Global Ltd.[3]	990,597	1,062,777

Total Australia		3,266,004	4,012,748

Brazil (2.10%)
114,213	Afya Ltd., Cl A1	1,528,333	1,949,616
277,837	Localiza Rent a Car SA	3,109,710	2,091,032
104,503	NU Holdings Ltd., Cl A1	853,294	1,426,466
182,733	Suzano SA	1,501,218	1,826,089

Total Brazil		6,992,555	7,293,203

Canada (3.89%)
52,746	Agnico Eagle Mines Ltd.	2,523,994	4,249,218
2,836	Constellation Software, Inc.[1]	64,687	9,226,515

Total Canada		2,588,681	13,475,733

China (8.61%)
30,414	Alibaba Group Holding Limited, ADR	2,574,644	3,227,534
971,319	China Mengniu Dairy Co. Ltd.[3]	1,624,067	2,278,376
60,881	Contemporary Amperex Technology Co. Ltd., Cl A1,3	1,775,576	2,139,602
516,336	Full Truck Alliance Co. Ltd., ADR	3,595,595	4,652,187
284,497	Fuyao Glass Industry Group Co. Ltd., Cl A	1,726,923	2,359,962
20,695	JD.com, Inc., ADR	737,228	827,800
1,641,202	Kingdee International Software Group Co. Ltd.[1,3]	1,274,300	1,850,866
154,169	Meituan, Cl B, 144A1,3	2,205,889	3,273,837
32,231	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A3	1,331,805	1,329,120
41,645	Tencent Holdings Limited[3]	593,090	2,315,664
31,390	Tencent Holdings Limited, ADR	1,285,943	1,739,006
114,565	Tencent Music Entertainment Group, ADR	1,055,354	1,380,508
101,738	Zai Lab Limited, ADR[1]	2,257,642	2,455,955

Total China		22,038,056	29,830,417

Denmark (1.68%)
72,374	Genmab A/S, ADR[1]	2,602,240	1,764,478
33,995	Novo Nordisk AS, ADR	3,347,648	4,047,785

Total Denmark		5,949,888	5,812,263

France (6.13%)
87,784	BNP Paribas S.A.[3]	3,113,028	6,023,882
82,817	Eurofins Scientific SE3	1,570,783	5,250,688
3,439	LVMH Moët Hennessy Louis Vuitton SE3	768,943	2,637,285
17,623	Pernod Ricard SA3	3,099,108	2,666,225
272,881	Waga Energy SA1,3	7,210,843	4,651,233

Total France		15,762,705	21,229,313

Germany (2.85%)
66,171	Befesa SA, 144A3	2,644,251	1,917,352
57,389	Symrise AG3	4,599,683	7,942,029

Total Germany		7,243,934	9,859,381

Shares		Cost	Value
Common Stocks (continued)
Hong Kong (0.92%)
213,504	Techtronic Industries Co. Ltd.[3]	$1,572,953	$3,187,278

India (10.46%)
350,977	Bharti Airtel Ltd. PP3	1,865,822	5,471,670
159,625	Godrej Consumer Products Ltd.[3]	1,979,040	2,649,727
54,869	Godrej Properties Ltd.[1,3]	608,954	2,069,312
329,870	Indus Towers Ltd.[1,3]	1,218,249	1,545,483
38,903	InterGlobe Aviation Ltd., 144A1,3	1,538,521	2,219,057
467,276	Jio Financial Services Ltd.[1,3]	1,108,121	1,951,391
1,176,065	JM Financial Limited[3]	1,261,067	2,118,192
44,968	Kaynes Technology India Ltd.[1,3]	1,491,066	2,908,923
165,157	Max Healthcare Institute Ltd.[3]	1,106,306	1,939,926
261,435	Nippon Life India Asset Management Ltd., 144A3	837,390	2,034,079
120,613	Reliance Industries Limited[3]	2,078,659	4,243,521
78,284	Trent Ltd.[3]	1,809,463	7,082,479

Total India		16,902,658	36,233,760

Ireland (1.42%)
440,826	Bank of Ireland Group PLC[3]	3,306,150	4,922,930

Israel (4.07%)
14,733	CyberArk Software Ltd.[1]	2,665,597	4,296,290
121,046	Oddity Tech Ltd., Cl A1	4,031,548	4,887,837
29,369	Wix.com Ltd.[1]	2,121,011	4,909,616

Total Israel		8,818,156	14,093,743

Italy (0.72%)
125,584	Stevanato Group SpA	2,649,721	2,511,680

Japan (10.12%)
134,050	Ajinomoto Co., Inc.[3]	4,968,597	5,187,992
40,006	Japan Airport Terminal Co. Ltd.[3]	1,650,839	1,443,680
145,252	Japan Exchange Group, Inc.[3]	1,312,805	1,887,740
10,118	Keyence Corporation[3]	2,600,374	4,849,173
851,966	LY Corp.[3]	2,327,705	2,483,306
295,681	Mitsubishi UFJ Financial Group, Inc., ADR	2,104,691	3,010,032
81,200	Recruit Holdings Co, Ltd.[3]	1,329,344	4,933,094
227,200	SMS Co. Ltd.[3]	6,237,826	3,414,064
229,191	Sumitomo Mitsui Financial Group, Inc.[3]	3,245,628	4,897,035
16,616	Tokyo Electron Limited[3]	1,228,784	2,963,225

Total Japan		27,006,593	35,069,341

Korea, Republic of (5.85%)
142,001	Coupang, Inc., Cl A1	1,772,026	3,486,125
21,392	HD Hyundai Heavy Industries Co. Ltd.[1,3]	1,971,006	3,007,898
49,682	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.[1,3]	3,577,625	7,096,422
25,892	ISC Co. Ltd.[3]	1,058,506	1,146,899
19,960	Park Systems Corp.[3]	2,635,287	2,952,678
35,448	Samsung Electronics Co., Ltd.[3]	1,892,966	1,656,796
6,831	SK Hynix, Inc.[3]	868,959	914,239

Total Korea, Republic of		13,776,375	20,261,057

See Notes to Portfolios of Investments.

Baron International Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (continued)
Netherlands (8.14%)
172,735	AMG Critical Materials NV3	$4,369,079	$3,285,964
16,519	argenx SE, ADR[1]	463,028	8,954,620
8,622	BE Semiconductor Industries NV3	1,108,847	1,099,654
56,551	DSM-Firmenich AG3	7,177,151	7,804,444
45,628	Prosus NV	1,600,969	1,994,046
194,063	Universal Music Group NV3	4,137,782	5,076,923

Total Netherlands		18,856,856	28,215,651

Peru (0.95%)
18,162	Credicorp, Ltd.	2,564,129	3,286,777

Poland (3.40%)
37,029	Dino Polska SA, 144A1	2,666,535	3,373,881
444,491	InPost SA1,3	4,086,824	8,392,041

Total Poland		6,753,359	11,765,922

Russia (0.00%)^
487,800	Sberbank of Russia PJSC[2,4]	1,650,983	304

Spain (4.35%)
1,033,243	eDreams ODIGEO SA1	7,196,118	7,832,548
122,025	Industria de Diseno Textil, S.A.[3]	3,552,716	7,227,102

Total Spain		10,748,834	15,059,650

Sweden (2.22%)
265,359	Epiroc AB, Cl A3	4,367,765	5,747,531
56,172	EQT AB3	1,787,822	1,928,269

Total Sweden		6,155,587	7,675,800

Switzerland (1.73%)
18,903	Compagnie Financiere Richemont SA, Cl A3	2,430,677	3,001,877
29,618	Nestle S.A.[3]	2,617,877	2,976,384

Total Switzerland		5,048,554	5,978,261

Taiwan (3.69%)
21,843	eMemory Technology, Inc.[3]	1,682,565	1,797,759
316,093	Taiwan Semiconductor Manufacturing Co., Ltd.[3]	6,418,552	9,531,508
8,409	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	686,099	1,460,391

Total Taiwan		8,787,216	12,789,658

United Kingdom (8.37%)
98,244	AstraZeneca PLC, ADR	3,740,977	7,654,190
311,104	B&M European Value Retail S.A.[3]	1,158,741	1,732,658
66,426	Endava plc, ADR[1]	2,165,267	1,696,520
140,802	Experian plc[3]	2,722,320	7,415,987
22,038	Linde Public Limited Company[3]	3,213,542	10,512,235

Total United Kingdom		13,000,847	29,011,590

Shares		Cost	Value
Common Stocks (continued)
United States (4.49%)
42,137	Agilent Technologies, Inc.	$1,642,510	$6,256,502
83,212	Arch Capital Group Ltd.[1]	1,253,629	9,309,758

Total United States		2,896,139	15,566,260

Total Common Stocks		214,336,933	337,142,720

Warrants (0.00%)
Canada (0.00%)
5,029	Constellation Software, Inc. Exp. 3/31/2040[1,2,4]	0	0

Principal Amount
Short-Term Investments (3.02%)
$10,455,289	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2024, 4.35% due 10/1/2024; Proceeds at maturity $10,456,553; (Fully Collateralized by $12,603,700 U.S. Treasury Note, 0.625% due 8/15/2030 Market value – $10,664,413)[3]	10,455,289	10,455,289

Total Investments (100.34%)		$224,792,222	347,598,009

Liabilities Less Cash and Other Assets (-0.34%)			(1,173,372)

Net Assets			$346,424,637

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At September 30, 2024, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $304 or less than 0.01% of net assets. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the market value of Rule 144A securities amounted to $12,818,206 or 3.70% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron International Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

SEPTEMBER 30, 2024

Summary of Investments by Sector as of September 30, 2024	Percentage of Net Assets
Industrials	16.6%
Information Technology	15.7%
Consumer Discretionary	13.5%
Financials	12.4%
Health Care	12.2%
Materials	11.1%
Consumer Staples	6.9%
Communication Services	5.8%
Energy	2.6%
Real Estate	0.6%
Cash and Cash Equivalents*	2.7%

100.0%**

*	Includes short-term investments, other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Portfolios of Investments.

Baron Real Estate Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (98.95%)
Consumer Discretionary (36.87%)
	Casinos & Gaming (8.78%)
1,457,945	Caesars Entertainment, Inc. [1]	$53,540,225	$60,854,624
1,151,850	Las Vegas Sands Corp.	48,854,223	57,984,129
989,805	MGM Resorts International [1]	35,434,555	38,691,477
584,049	Red Rock Resorts, Inc., Cl A	9,776,427	31,795,628

		147,605,430	189,325,858

	Home Improvement Retail (3.93%)
93,950	Floor & Decor Holdings, Inc., Cl A [1]	6,620,059	11,665,772
270,050	Lowe’s Companies, Inc.	57,264,095	73,143,042

		63,884,154	84,808,814

	Homebuilding (18.95%)
636,250	D.R. Horton, Inc.	55,434,225	121,377,413
117,100	Installed Building Products, Inc.	16,206,880	28,838,217
674,449	Lennar Corp., Cl A	59,312,567	126,445,699
853,550	Toll Brothers, Inc.	39,436,110	131,864,939

		170,389,782	408,526,268

	Hotels, Resorts & Cruise Lines (5.21%)
251,250	Hilton Worldwide Holdings, Inc.	40,878,665	57,913,125
357,250	Hyatt Hotels Corp., Cl A	45,046,753	54,373,450

		85,925,418	112,286,575

Total Consumer Discretionary		467,804,784	794,947,515

Financials (10.14%)
	Asset Management & Custody Banks (10.14%)
618,550	Blackstone, Inc.	61,147,609	94,718,562
960,056	Brookfield Asset Management Ltd., Cl A [2]	34,704,710	45,401,048
1,478,275	Brookfield Corp., Cl A [2]	55,637,785	78,570,316

Total Financials		151,490,104	218,689,926

Industrials (4.70%)
	Building Products (2.09%)
184,350	Builders FirstSource, Inc. [1]	27,938,514	35,738,091
104,586	Fortune Brands Innovations, Inc.	5,348,225	9,363,585

		33,286,739	45,101,676

	Trading Companies & Distributors (2.61%)
372,785	SiteOne Landscape Supply, Inc. [1]	46,211,029	56,256,984

Total Industrials		79,497,768	101,358,660

Information Technology (3.82%)
	Internet Services & Infrastructure (3.82%)
4,031,798	GDS Holdings Ltd., ADR [1,2]	48,489,685	82,248,679

Materials (5.49%)
	Construction Materials (2.96%)
9,901	Martin Marietta Materials, Inc.	5,548,386	5,329,213
233,295	Vulcan Materials Co.	52,012,505	58,424,067

		57,560,891	63,753,280

	Forest Products (2.53%)
508,002	Louisiana-Pacific Corp.	45,215,972	54,589,895

Total Materials		102,776,863	118,343,175

Real Estate (37.93%)
	Data Center REITs (9.93%)
474,054	Digital Realty Trust, Inc.	57,138,768	76,716,159
154,835	Equinix, Inc.	102,357,732	137,436,191

		159,496,500	214,152,350

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)

	Health Care REITs (3.72%)
626,300	Welltower, Inc.	$52,032,548	$80,185,189

	Industrial REITs (3.71%)
189,628	Lineage, Inc.	14,993,699	14,863,043
298,050	Prologis, Inc.	24,008,048	37,637,754
544,659	Rexford Industrial Realty, Inc.	24,828,805	27,401,794

		63,830,552	79,902,591

	Multi-Family Residential REITs (3.35%)
138,065	AvalonBay Communities, Inc.	26,602,674	31,099,141
551,067	Equity Residential	32,966,118	41,032,449

		59,568,792	72,131,590

	Office REITs (2.72%)
1,489,400	Vornado Realty Trust	48,948,663	58,682,360

	Other Specialized REITs (0.63%)
115,050	Iron Mountain, Inc.	13,691,910	13,671,391

	Real Estate Services (10.07%)
717,206	CBRE Group, Inc., Cl A [1]	58,496,896	89,277,803
588,163	CoStar Group, Inc. [1]	28,490,746	44,371,017
309,542	Jones Lang LaSalle, Inc. [1]	52,855,856	83,517,527

		139,843,498	217,166,347

	Retail REITs (0.87%)
1,029,912	The Macerich Co.	18,309,004	18,785,595

	Single-Family Residential REITs (1.27%)
776,793	Invitation Homes, Inc.	22,145,266	27,389,721

	Telecom Tower REITs (1.66%)
153,401	American Tower Corp.	21,114,472	35,674,937

Total Real Estate		598,981,205	817,742,071

Total Common Stocks		1,449,040,409	2,133,330,026

Principal Amount
Short-Term Investments (1.02%)
$21,977,680	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2024, 4.35% due 10/1/2024; Proceeds at maturity $21,980,336; (Fully Collateralized by $22,442,700 U.S. Treasury Note, 3.50% due 9/30/2026 Market value – $22,417,320)[3]	21,977,680	21,977,680

Total Investments (99.97%)		$1,471,018,089	2,155,307,706

Cash and Other Assets Less Liabilities (0.03%)			656,382

Net Assets			$2,155,964,088

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Emerging Markets Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (95.87%)
Brazil (5.78%)
1,256,286	Afya Ltd., Cl A1	$27,054,409	$21,444,802
2,817,798	Banco BTG Pactual SA	19,695,238	17,208,756
2,249,527	Inter & Co., Inc. BDR	9,222,202	15,076,130
6,414,776	Localiza Rent a Car SA	46,486,893	48,278,322
2,672,556	NU Holdings Ltd., Cl A1	20,809,107	36,480,389
4,490,064	Suzano SA	36,757,768	44,870,144
2,653,612	WEG SA	21,217,336	26,493,742
1,249,150	XP, Inc., Cl A	15,671,938	22,409,751

Total Brazil		196,914,891	232,262,036

China (25.55%)
1,073,998	Alibaba Group Holding Limited, ADR	88,365,031	113,972,668
22,325,564	China Mengniu Dairy Co. Ltd.[3]	41,310,153	52,367,996
1,696,962	Contemporary Amperex Technology Co. Ltd., Cl A3	46,288,531	59,638,043
7,607,870	Full Truck Alliance Co. Ltd., ADR	55,893,317	68,546,909
4,894,629	Fuyao Glass Industry Group Co. Ltd., Cl A	29,301,415	40,601,959
2,598,707	Galaxy Entertainment Group Ltd.[3]	15,949,635	12,832,902
606,053	JD.com, Inc., ADR	21,983,334	24,242,120
3,806,051	Jiangsu Hengli Hydraulic Co. Ltd., Cl A3	28,994,160	33,944,997
1,687,683	Kanzhun Ltd., ADR[1]	27,052,716	29,298,177
36,366,230	Kingdee International Software Group Co. Ltd.[1,3]	26,563,012	41,012,033
3,066,001	Kingsoft Corp. Ltd.[3]	9,682,070	11,489,996
137,329	Kweichow Moutai Co. Ltd., Cl A3	33,562,736	33,651,974
3,786,563	Meituan, Cl B, 144A1,3	57,366,253	80,409,081
2,049,573	Midea Group Co. Ltd.	15,502,434	19,575,988
1,650,188	Midea Group Co., Ltd., Cl A3	9,493,929	17,781,417
10,899,727	NARI Technology Co. Ltd., Cl A3	34,121,089	42,505,695
96,500	PDD Holdings, Inc., ADR[1]	10,088,047	13,009,165
604,724	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A3	17,433,983	24,937,200
4,897,874	Shenzhou International Group Holdings Ltd.[3]	26,508,241	43,360,646
2,604,345	Tencent Holdings Limited[3]	50,322,171	144,814,186
524,527	Tencent Holdings Limited, ADR	22,089,197	29,058,796
2,285,348	Tencent Music Entertainment Group, ADR	21,576,878	27,538,443
302,024	Yum China Holdings, Inc.	14,182,448	13,597,120
311,135	Yum China Holdings, Inc., (Hong Kong)[3]	16,174,196	14,481,453
1,388,497	Zai Lab Limited, ADR[1]	27,835,607	33,518,317

Total China		747,640,583	1,026,187,281

Hong Kong (1.59%)
15,857,592	Budweiser Brewing Co. APAC Ltd., 144A3	41,481,902	20,926,020
2,870,865	Techtronic Industries Co. Ltd.[3]	11,188,725	42,857,486

Total Hong Kong		52,670,627	63,783,506

India (26.65%)
2,730,228	Aarti Industries Ltd.[3]	27,404,147	18,992,148
433,864	Bajaj Finance Limited[3]	12,343,775	39,862,537
3,888,150	Bharti Airtel Ltd.[3]	27,508,899	79,265,563
1,366,939	Bharti Airtel Ltd. PP3	5,728,127	21,310,341

Shares		Cost	Value
Common Stocks (continued)
India (continued)
714,588	Cholamandalam Investment & Finance Co. Ltd.[3]	$11,436,744	$13,716,402
373,254	Cummins India Ltd.[3]	16,829,251	16,970,212
7,031,903	DCW Ltd.[1,3]	7,955,403	7,909,001
3,091,146	Godrej Consumer Products Ltd.[3]	35,518,957	51,312,104
1,099,330	Godrej Properties Ltd.[1,3]	20,348,266	41,459,782
937,495	HDFC Bank Ltd.[3]	12,813,022	19,307,077
15,028,190	Indus Towers Ltd.[1,3]	44,201,564	70,408,975
679,516	InterGlobe Aviation Ltd., 144A1,3	25,779,910	38,760,108
9,012,521	Jio Financial Services Ltd.[1,3]	21,977,617	37,637,174
28,406,359	JM Financial Limited[3]	33,419,608	51,162,231
638,228	Kaynes Technology India Ltd.[1,3]	21,425,432	41,286,163
1,140,721	Mahindra & Mahindra Ltd.[3]	21,227,068	42,102,254
2,484,408	Max Healthcare Institute Ltd.[3]	17,487,778	29,181,741
5,096,650	Nippon Life India Asset Management Ltd., 144A3	16,324,830	39,654,182
302,587	Nuvama Wealth Management Ltd.[3]	11,870,926	24,419,127
12,588,436	Power Grid Corp. of India Ltd.[3]	48,130,464	53,092,747
2,033,266	Reliance Industries Limited[3]	33,787,877	71,536,286
2,432,366	SBI Life Insurance Company Limited, 144A3	24,901,799	53,418,816
568,766	SRF Ltd.[3]	17,877,309	16,959,217
1,582,187	Tata Communications Ltd.[3]	8,295,663	40,296,957
2,129,236	Tata Consumer Products Ltd.[3]	7,429,355	30,394,025
646,886	Titan Co. Ltd.[3]	8,906,299	29,501,583
1,001,769	Trent Ltd.[3]	19,718,251	90,631,652

Total India		560,648,341	1,070,548,405

Indonesia (1.12%)
138,419,571	Bank Rakyat Indonesia (Persero) Tbk PT3	40,361,290	45,271,818

Korea, Republic of (13.03%)
2,887,651	Coupang, Inc., Cl A1	37,142,168	70,891,832
330,964	HD Hyundai Heavy Industries Co. Ltd.[1,3]	17,343,092	46,536,364
739,094	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.[1,3]	66,088,993	105,569,875
525,137	HPSP Co. Ltd.[3]	11,726,443	12,484,561
268,848	Hyundai Rotem Co. Ltd.[3]	9,662,455	11,001,424
545,666	ISC Co. Ltd.[3]	20,558,301	24,170,556
644,584	KB Financial Group, Inc.[3]	31,676,430	39,772,288
781,716	Korea Aerospace Industries Ltd.[3]	26,406,591	31,154,580
144,363	Park Systems Corp.[3]	19,058,553	21,355,585
25,946	Samsung Biologics Co. Ltd., 144A1,3	20,434,057	19,298,766
1,908,919	Samsung Electronics Co., Ltd.[3]	47,006,825	89,220,540
70,957	Samsung SDI Co. Ltd.[3]	26,846,718	20,487,788
235,673	SK Hynix, Inc.[3]	20,293,246	31,541,713

Total Korea, Republic of		354,243,872	523,485,872

Mexico (1.70%)
7,253,938	Grupo Mexico S.A.B. de C.V., Series B	17,719,504	40,524,794
9,162,700	Wal-Mart de Mexico, S.A.B de C.V.	20,473,164	27,646,318

Total Mexico		38,192,668	68,171,112

See Notes to Portfolios of Investments.

Baron Emerging Markets Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (continued)
Peru (1.30%)
288,322	Credicorp, Ltd.	$36,080,276	$52,177,632

Philippines (1.77%)
35,413,065	Ayala Land, Inc.[3]	23,215,723	23,064,184
16,923,021	BDO Unibank, Inc.[3]	29,908,779	47,920,414

Total Philippines		53,124,502	70,984,598

Poland (2.83%)
308,253	Dino Polska SA, 144A1	27,526,581	28,086,341
4,529,358	InPost SA1,3	56,134,898	85,514,795

Total Poland		83,661,479	113,601,136

Russia (0.00%)^
17,949,100	Sberbank of Russia PJSC[1,2,4]	64,430,586	11,175

South Africa (1.40%)
657,754	Gold Fields Ltd.[3]	7,034,853	10,200,373
1,554,197	Gold Fields Ltd., ADR	15,780,385	23,856,924
91,001	Naspers Ltd., Cl N3	12,865,755	22,068,897

Total South Africa		35,680,993	56,126,194

Spain (0.43%)
1,791,760	Codere Online Luxembourg, S.A. Forward Shares[1]	17,917,600	14,316,162
358,352	Codere Online Luxembourg, S.A. Founders Shares[1]	3,116	2,863,233
26,518	Codere Online Luxembourg, S.A. Private Shares, Cl A1	265,181	211,879

Total Spain		18,185,897	17,391,274

Taiwan (12.72%)
160,286	ASPEED Technology, Inc.[3]	17,671,183	21,674,435
1,376,562	Chroma ATE, Inc.[3]	13,924,500	16,162,132
4,931,040	Delta Electronics, Inc.[3]	17,885,755	58,832,526
2,781,525	E Ink Holdings, Inc.[3]	23,213,467	25,784,245
310,954	eMemory Technology, Inc.[3]	25,724,446	25,592,656
9,547,705	Taiwan Semiconductor Manufacturing Co., Ltd.[3]	172,621,476	287,902,700
431,085	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	7,937,091	74,866,532

Total Taiwan		278,977,918	510,815,226

Total Common Stocks		2,560,813,923	3,850,817,265

Private Common Stocks (1.08%)

India (1.08%)
27,027	Pine Labs PTE. Ltd., Series 1[1,2,4]	10,077,362	10,907,286
6,833	Pine Labs PTE. Ltd., Series A1,2,4	2,547,771	2,757,594
7,600	Pine Labs PTE. Ltd., Series B1,2,4	2,833,757	3,067,132
6,174	Pine Labs PTE. Ltd., Series B2[1,2,4]	2,302,055	2,491,641
9,573	Pine Labs PTE. Ltd., Series C1,2,4	3,569,416	3,863,376
1,932	Pine Labs PTE. Ltd., Series C1[1,2,4]	720,371	779,697
2,459	Pine Labs PTE. Ltd., Series D1,2,4	916,870	992,379
45,680	Pine Labs PTE. Ltd., Series J1,2,4	17,032,398	18,435,078

Total Private Common Stocks		40,000,000	43,294,183

Shares		Cost	Value
Private Convertible Preferred Stocks (3.23%)
India (3.23%)
11,578	Swiggy Private Ltd., Series K (formerly, Bundl Technologies Private Ltd.)[1,2,4]	$76,776,872	$129,605,556
15,334	Think & Learn Private Limited, Series F1,2,4	49,776,072	75,127

Total Private Convertible Preferred Stocks		126,552,944	129,680,683

Warrants (0.00%)^
Spain (0.00%)^
13,259	Codere Online Luxembourg S.A. Private Shares Exp. 11/30/2026 exercise price USD 11.50[1]	0	13,126

Principal Amount		Cost	Value
Short-Term Investments (1.17%)
$47,165,107	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2024, 4.35% due 10/1/2024; Proceeds at maturity $47,170,806; (Fully Collateralized by $48,909,200 U.S. Treasury Note, 0.625% due 8/15/2030 Market value – $41,383,716 and Fully Collateralized by $6,732,400 U.S. Treasury Note, 3.50% due 9/30/2026 Market value – $6,724,779)[3]	47,165,107	47,165,107

Total Investments (101.35%)		$2,774,531,974	4,070,970,364

Liabilities Less Cash and Other Assets (-1.35%)			(54,291,230)

Net Assets			$4,016,679,134

%	Represents percentage of net assets.
^	Rounds to less than 0.01%.
[1]	Non-income producing securities.
[2]

At September 30, 2024, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $172,986,041 or 4.31% of net assets. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the market value of Rule 144A securities amounted to $280,553,314 or 6.98% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Emerging Markets Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

SEPTEMBER 30, 2024

Summary of Investments by Sector as of September 30, 2024	Percentage of Total Investments
Consumer Discretionary	20.3%
Information Technology	19.7%
Industrials	16.3%
Financials	14.9%
Communication Services	11.3%
Consumer Staples	6.1%
Materials	4.1%
Health Care	2.7%
Energy	1.8%
Real Estate	1.6%
Utilities	1.3%

100.0%**

*	Includes short-term investments, other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Portfolios of Investments.

Baron Global Advantage Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (92.50%)
Argentina (11.97%)
65,378	Globant S.A.[1]	$4,366,418	$12,953,997
26,391	MercadoLibre, Inc.[1]	13,740,358	54,153,276

Total Argentina		18,106,776	67,107,273

Brazil (1.72%)
565,202	Afya Ltd., Cl A1	10,371,820	9,647,998

Canada (8.69%)
608,074	Shopify, Inc., Cl A1	22,565,096	48,731,050

China (1.01%)
42,192	PDD Holdings, Inc.[1]	5,957,107	5,687,904

India (7.16%)
203,149	Bajaj Finance Limited[3]	11,299,075	18,664,915
6,607,712	Zomato Ltd.[1,3]	10,977,766	21,507,241

Total India		22,276,841	40,172,156

Israel (4.41%)
325,519	Fiverr International Ltd.[1]	7,393,738	8,421,177
97,394	Wix.com Ltd.[1]	8,241,014	16,281,355

Total Israel		15,634,752	24,702,532

Korea, Republic of (6.97%)
1,592,430	Coupang, Inc., Cl A1	29,467,669	39,094,156

Netherlands (10.67%)
8,934	Adyen N.V., 144A1,3	6,863,044	13,987,239
48,827	argenx SE, ADR[1]	2,918,653	26,468,140
23,273	ASML Holding N.V.[3]	4,319,539	19,359,874

Total Netherlands		14,101,236	59,815,253

Poland (2.47%)
733,515	InPost SA1,3	8,201,625	13,848,847

Spain (1.72%)
827,902	Codere Online Luxembourg S.A.[1]	7,576,156	6,614,937
271,380	Codere Online Luxembourg, S.A. Forward Shares[1]	2,713,800	2,168,326
104,612	Codere Online Luxembourg, S.A. Founders Shares[1]	910	835,850

Total Spain		10,290,866	9,619,113

Taiwan (1.02%)
33,094	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,389,735	5,747,435

United Kingdom (2.48%)
544,180	Endava plc, ADR[1]	21,242,862	13,898,357

United States (32.21%)
139,157	Bill.Com Holdings, Inc.[1]	5,551,114	7,341,923
175,366	Block, Inc.[1]	14,194,089	11,772,320
352,587	Cloudflare, Inc., Cl A1	7,887,400	28,520,763
28,837	Crowdstrike Holdings, Inc., Cl A1	1,475,262	8,087,913
164,029	Datadog, Inc., Cl A1	6,822,070	18,873,177
387,028	GDS Holdings Ltd., ADR[1]	4,436,268	7,895,371
154	GRAIL, Inc.[1]	7,341	2,119

Shares		Cost	Value
Common Stocks (continued)
United States (continued)
49,941	Illumina, Inc.[1]	$6,073,385	$6,512,806
1,038,736	indie Semiconductor, Inc., Cl A1	6,502,698	4,144,557
417,545	NVIDIA Corp.	7,913,089	50,706,665
121,956	Snowflake, Inc., Cl A1	14,634,720	14,007,866
22,053	Tesla, Inc.[1]	5,086,633	5,769,726
74,811	Viking Therapeutics, Inc.[1]	4,953,838	4,736,284
71,662	Zscaler, Inc.[1]	3,298,074	12,249,902

Total United States		88,835,981	180,621,392

Total Common Stocks		272,442,366	518,693,466

Private Common Stocks (6.64%)
United States (6.64%)
299,761	Farmers Business Network, Inc.[1,2,4]	12,250,007	557,556
252,130	Space Exploration Technologies Corp., Cl A1,2,4	11,571,518	28,238,560
75,250	Space Exploration Technologies Corp., Cl C1,2,4	3,428,124	8,428,000

Total Private Common Stocks		27,249,649	37,224,116

Private Convertible Preferred Stocks (0.01%)
India (0.01%)
9,201	Think & Learn Private Limited, Series F1,2,4	29,867,591	45,078

Private Preferred Stocks (0.60%)
United States (0.60%)
461,004	GM Cruise Holdings LLC, Cl G1,2,4	12,147,455	3,356,109

Warrants (0.09%)
Israel (0.01%)
68,986	Innovid Corp., Exp. 12/31/2027 exercise price USD 11.50[1]	117,942	2,773
228,748	Taboola.com Ltd., Exp. 6/29/2026 exercise price USD 11.50[1]	417,100	29,738

Total Israel		535,042	32,511

Spain (0.08%)
502,360	Codere Online Luxembourg S.A. Private Shares, Exp. 11/30/2026 exercise price USD 11.50[1]	845,632	497,336

Total Warrants		1,380,674	529,847

See Notes to Portfolios of Investments.

Baron Global Advantage Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

SEPTEMBER 30, 2024

Principal Amount		Cost	Value
Short-Term Investments (0.33%)
$1,874,137	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2024, 4.35% due 10/1/2024; Proceeds at maturity $1,874,364; (Fully Collateralized by $1,852,000 U.S. Treasury Note, 4.375% due 7/15/2027 Market value – $1,911,653)[3]	$1,874,137	$1,874,137

Total Investments (100.17%)		$344,961,872	561,722,753

Liabilities Less Cash and Other Assets (-0.17%)			(967,912)

Net Assets			$560,754,841

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At September 30, 2024, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $40,625,303 or 7.24% of net assets. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the market value of Rule 144A securities amounted to $13,987,239 or 2.49% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2024	Percentage of Net Assets
Information Technology	47.9%
Consumer Discretionary	26.0%
Industrials	11.1%
Financials	7.9%
Health Care	6.7%
Materials	0.1%
Communication Services	0.0%^
Cash and Cash Equivalents*	0.2%

100.0%**

^	Rounds to less than 0.1%.
*	Includes short-term investments, other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Portfolios of Investments.

Baron Real Estate Income Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (98.42%)
Consumer Discretionary (6.24%)
	Home Improvement Retail (1.54%)
10,017	Lowe’s Companies, Inc.	$2,378,126	$2,713,104

	Homebuilding (3.40%)
16,324	Lennar Corp., Cl A	2,469,899	3,060,424
19,119	Toll Brothers, Inc.	1,249,663	2,953,694

		3,719,562	6,014,118

	Hotels, Resorts & Cruise Lines (1.30%)
9,937	Hilton Worldwide Holdings, Inc.	1,944,442	2,290,479

Total Consumer Discretionary		8,042,130	11,017,701

Financials (7.07%)
	Asset Management & Custody Banks (7.07%)
28,288	Blackstone, Inc.	3,722,286	4,331,741
89,917	Brookfield Corp., Cl A [2]	3,768,831	4,779,089
71,395	Brookfield Asset Management Ltd., Cl A [2]	2,577,527	3,376,270

Total Financials		10,068,644	12,487,100

Information Technology (4.98%)
	Internet Services & Infrastructure (4.98%)
431,208	GDS Holdings Ltd., ADR [1,2]	3,840,212	8,796,643

Real Estate (80.13%)
	Data Center REITs (14.74%)
56,491	Digital Realty Trust, Inc.	6,408,002	9,141,938
19,036	Equinix, Inc.	14,323,890	16,896,925

		20,731,892	26,038,863

	Health Care REITs (15.61%)
192,913	Healthpeak Properties, Inc.	3,531,198	4,411,920
127,028	Ventas, Inc.	6,828,904	8,146,306
117,281	Welltower, Inc.	9,126,708	15,015,486

		19,486,810	27,573,712

	Hotel & Resort REITs (4.21%)
319,294	Park Hotels & Resorts, Inc.	4,790,345	4,502,045
27,320	Ryman Hospitality Properties, Inc.	2,887,107	2,929,797

		7,677,452	7,431,842
	Industrial REITs (10.27%)
58,770	First Industrial Realty Trust, Inc.	3,074,277	3,289,945
24,352	Lineage, Inc.	1,927,329	1,908,710
50,891	Prologis, Inc.	5,249,674	6,426,515
78,776	Rexford Industrial Realty, Inc.	3,798,127	3,963,220
218,202	Segro PLC (United Kingdom[2,3]	2,629,588	2,557,437

		16,678,995	18,145,827

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)
	Multi-Family Residential REITs (8.38%)
23,965	AvalonBay Communities, Inc.	$4,288,529	$5,398,116
82,338	Equity Residential	4,908,872	6,130,887
159,249	Independence Realty Trust, Inc.	2,651,673	3,264,605

		11,849,074	14,793,608

	Office REITs (5.72%)
256,494	Vornado Realty Trust	8,132,851	10,105,864

	Other Specialized REITs (1.83%)
27,155	Iron Mountain, Inc.	3,204,769	3,226,829

	Retail REITs (11.87%)
61,236	Agree Realty Corp.	4,205,633	4,612,908
164,285	Brixmor Property Group, Inc.	4,352,517	4,576,980
11,548	Federal Realty Investment Trust	1,210,879	1,327,673
417,136	Macerich Co.	6,576,536	7,608,561
16,846	Simon Property Group, Inc.	2,200,133	2,847,311

		18,545,698	20,973,433

	Single-Family Residential REITs (4.38%)
132,869	American Homes 4 Rent, Cl A	4,523,131	5,100,841
74,803	Invitation Homes, Inc.	2,435,427	2,637,554

		6,958,558	7,738,395

	Telecom Tower REITs (3.12%)
23,670	American Tower Corp.	3,932,103	5,504,695

Total Real Estate		117,198,202	141,533,068

Total Common Stocks		139,149,188	173,834,512

Principal Amount
Short-Term Investments (1.41%)
$2,484,638	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2024, 4.35% due 10/1/2024; Proceeds at maturity $2,484,938; (Fully Collateralized by $2,537,300 U.S. Treasury Note, 3.50% due 9/30/2026 Market value – $2,534,521)[3]	2,484,638	2,484,638

Total Investments (99.83%)		$141,633,826	176,319,150

Cash and Other Assets Less Liabilities (0.17%)			303,636

Net Assets			$176,622,786

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Health Care Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (96.33%)
Health Care (96.33%)
	Biotechnology (26.09%)
110,000	Arcellx, Inc. [1]	$5,504,329	$9,186,100
23,555	argenx SE, ADR [1,2]	8,176,329	12,768,694
45,000	Biohaven Ltd. [1,2]	1,621,272	2,248,650
10,000	BioNTech SE, ADR [1,2]	1,231,135	1,187,700
30,000	Immunovant, Inc. [1]	1,018,301	855,300
40,500	Insmed, Inc. [1]	2,999,147	2,956,500
25,000	Kymera Therapeutics, Inc. [1]	1,170,441	1,183,250
32,500	Legend Biotech Corp., ADR [1,2]	1,588,706	1,583,725
4,500	Regeneron Pharmaceuticals, Inc. [1]	5,075,854	4,730,580
155,000	Rocket Pharmaceuticals, Inc. [1]	2,608,904	2,862,850
48,000	Ultragenyx Pharmaceutical, Inc. [1]	2,749,735	2,666,400
31,000	Vaxcyte, Inc. [1]	3,492,315	3,542,370
23,000	Vertex Pharmaceuticals, Incorporated [1]	5,946,486	10,696,840
27,500	Viking Therapeutics, Inc. [1]	617,174	1,741,025
100,100	Xenon Pharmaceuticals, Inc. [1,2]	3,651,406	3,940,937

		47,451,534	62,150,921

	Health Care Equipment (19.22%)
159,000	Boston Scientific Corp. [1]	8,552,673	13,324,200
15,000	DexCom, Inc. [1]	1,665,388	1,005,600
20,000	Glaukos Corp. [1]	1,931,207	2,605,600
6,995	IDEXX Laboratories, Inc. [1]	2,933,297	3,534,014
12,000	Inspire Medical Systems, Inc. [1]	1,660,719	2,532,600
30,233	Intuitive Surgical, Inc. [1]	7,267,519	14,852,566
22,000	Stryker Corp.	6,547,461	7,947,720

		30,558,264	45,802,300

	Health Care Facilities (5.41%)
18,300	HCA Healthcare, Inc.	4,144,546	7,437,669
40,000	Surgery Partners, Inc. [1]	1,228,760	1,289,600
25,000	Tenet Healthcare Corp. [1]	3,432,096	4,155,000

		8,805,402	12,882,269

	Health Care Services (1.02%)
35,000	RadNet, Inc. [1]	1,643,218	2,428,650

	Health Care Supplies (3.24%)
70,000	The Cooper Companies, Inc. [1]	6,104,272	7,723,800

	Life Sciences Tools & Services (16.64%)
32,000	Bio-Techne Corporation	2,382,808	2,557,760
30,000	Danaher Corp.	7,535,467	8,340,600
23,000	ICON plc [1,2]	4,993,430	6,608,130
2,150	Mettler-Toledo International, Inc. [1]	2,131,520	3,224,355
35,000	Natera, Inc. [1,3]	2,256,724	4,443,250
20,000	Thermo Fisher Scientific, Inc.	10,039,092	12,371,400
7,000	West Pharmaceutical Services, Inc.	1,944,516	2,101,120

		31,283,557	39,646,615

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)

	Managed Health Care (11.12%)
11,600	Elevance Health, Inc.	$5,523,931	$6,032,000
35,000	UnitedHealth Group, Incorporated	12,983,927	20,463,800

		18,507,858	26,495,800

	Pharmaceuticals (13.59%)
35,000	AstraZeneca PLC, ADR [2]	2,030,211	2,726,850
23,000	Eli Lilly & Co.	5,011,209	20,376,620
52,400	Merck & Co., Inc.	4,424,126	5,950,544
17,000	Zoetis, Inc.	2,512,788	3,321,460

		13,978,334	32,375,474

Total Common Stocks		158,332,439	229,505,829

Principal Amount
Short-Term Investments (4.22%)
$10,060,707	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2024, 4.35% due 10/1/2024; Proceeds at maturity $10,061,923; (Fully Collateralized by $9,941,800 U.S. Treasury Note, 4.375% due 7/15/2027 Market value – $10,261,953)[4]	10,060,707	10,060,707

Total Investments (100.55%)		$168,393,146	239,566,536

Liabilities Less Cash and Other Assets (-0.55%)			(1,312,886)

Net Assets			$238,253,650

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron FinTech Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (98.59%)
Consumer Discretionary (4.20%)
	Broadline Retail (4.20%)
1,360	MercadoLibre, Inc. [1]	$2,009,501	$2,790,665

Financials (69.62%)
	Asset Management & Custody Banks (5.05%)
1,200	BlackRock, Inc.	897,601	1,139,412
17,000	KKR & Co., Inc.	1,886,896	2,219,860

		2,784,497	3,359,272

	Diversified Banks (2.67%)
130,000	NU Holdings Ltd., Cl A [1,2]	1,051,999	1,774,500

	Diversified Financial Services (3.76%)
20,000	Apollo Global Management, Inc.	1,447,751	2,498,200

	Financial Exchanges & Data (20.27%)
5,000	CME Group, Inc.	1,025,662	1,103,250
3,000	FactSet Research Systems, Inc.	1,238,688	1,379,550
4,000	Moody’s Corp.	1,417,488	1,898,360
5,200	Morningstar, Inc.	1,144,198	1,659,424
3,150	MSCI, Inc.	1,353,379	1,836,229
6,430	S&P Global, Inc.	2,525,093	3,321,867
18,379	Tradeweb Markets, Inc., Cl A	1,504,323	2,272,931

		10,208,831	13,471,611

	Insurance Brokers (1.35%)
10,000	Baldwin Insurance Group, Inc. Cl A [1]	287,121	498,000
14,800	TWFG, Inc. [1]	253,845	401,376

		540,966	899,376

	Investment Banking & Brokerage (7.74%)
10,400	Houlihan Lokey, Inc.	783,437	1,643,408
10,000	Interactive Brokers Group, Inc., Cl A	802,280	1,393,600
5,700	LPL Financial Holdings, Inc.	951,560	1,325,991
12,000	The Charles Schwab Corp.	890,643	777,720

		3,427,920	5,140,719

	Life & Health Insurance (0.84%)
2,100	Primerica, Inc.	532,495	556,815

	Property & Casualty Insurance (8.66%)
18,500	Arch Capital Group Ltd. [1,2]	1,532,657	2,069,780
1,600	Kinsale Capital Group, Inc.	270,056	744,912
11,600	The Progressive Corp.	1,397,264	2,943,616

		3,199,977	5,758,308

	Transaction & Payment Processing Services (19.28%)
13,908	Block, Inc. [1]	2,510,342	933,644
13,300	Fiserv, Inc. [1]	1,426,580	2,389,345
8,000	Global Payments, Inc.	977,388	819,360
6,000	Jack Henry & Associates, Inc.	999,874	1,059,240
6,000	MasterCard, Incorporated, Cl A	2,060,483	2,962,800
8,000	Repay Holdings Corporation [1]	141,092	65,280
10,000	Visa, Inc., Cl A	2,101,899	2,749,500
3,500	WEX, Inc. [1]	713,140	734,055
122,000	Wise PLC, Cl A (United Kingdom) [1,2,3]	1,404,362	1,096,980

		12,335,160	12,810,204

Total Financials		35,529,596	46,269,005

Shares		Cost	Value
Common Stocks (continued)
Industrials (5.36%)
	Research & Consulting Services (5.36%)
2,900	Equifax, Inc.	$633,359	$852,194
10,000	TransUnion	967,668	1,047,000
6,200	Verisk Analytics, Inc.	1,183,525	1,661,352

Total Industrials		2,784,552	3,560,546

Information Technology (18.39%)
	Application Software (14.63%)
12,000	Alkami Technology, Inc. [1]	304,616	378,480
4,000	Bill.Com Holdings, Inc. [1]	452,074	211,040
20,000	Clearwater Analytics Holdings, Inc., Cl A [1]	483,870	505,000
1,400	Fair Isaac Corp. [1]	609,882	2,720,928
13,500	Guidewire Software, Inc. [1]	1,517,347	2,469,690
14,700	Intapp, Inc. [1]	645,301	703,101
4,400	Intuit, Inc.	1,634,342	2,732,400

		5,647,432	9,720,639

	Internet Services & Infrastructure (1.45%)
12,000	Shopify, Inc., Cl A [1,2]	1,691,746	961,680

	IT Consulting & Other Services (2.31%)
1,600	Accenture plc, Cl A [2]	383,949	565,568
25,830	CI&T, Inc., Cl A [1,2]	377,142	175,386
8,000	Endava plc, ADR [1,2]	431,104	204,320
3,000	Globant S.A. [1,2]	684,576	594,420

		1,876,771	1,539,694

Total Information Technology		9,215,949	12,222,013

Real Estate (1.02%)
	Real Estate Services (1.02%)
9,000	CoStar Group, Inc. [1]	771,264	678,960

Total Common Stocks		50,310,862	65,521,189

Principal Amount
Short-Term Investments (1.60%)
$1,060,838	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2024, 4.35% due 10/1/2024; Proceeds at maturity $1,060,966; (Fully Collateralized by $1,083,300 U.S. Treasury Note, 3.50% due 9/30/2026 Market value – $1,082,091)[3]	1,060,838	1,060,838

Total Investments (100.19%)		$51,371,700	66,582,027

Liabilities Less Cash and Other Assets (-0.19%)			(126,717)

Net Assets			$66,455,310

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron India Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (96.79%)
Communication Services (16.73%)
	Integrated Telecommunication Services (6.90%)
76,959	Indus Towers Ltd. [1,2]	$292,143	$360,563
5,958	Tata Communications Ltd. [2]	125,775	151,745

		417,918	512,308

	Movies & Entertainment (1.22%)
10,949	Tips Industries Ltd. [2]	68,319	90,614

	Wireless Telecommunication Services (8.61%)
40,974	Bharti Airtel Ltd. PP [2]	440,786	638,778

Total Communication Services		927,023	1,241,700

Consumer Discretionary (15.35%)
	Apparel Retail (7.37%)
6,050	Trent Ltd. [2]	302,458	547,353

	Apparel, Accessories & Luxury Goods (0.74%)
1,212	Titan Co. Ltd. [2]	37,080	55,274

	Automobile Manufacturers (2.10%)
4,216	Mahindra & Mahindra Ltd. [2]	117,233	155,606

	Automotive Parts & Equipment (0.69%)
984	Tube Investments of India Ltd. [2]	39,348	50,934

	Consumer Electronics (0.70%)
314	Dixon Technologies India Ltd. [2]	26,345	51,665

	Restaurants (3.75%)
85,597	Zomato Ltd. (India)[1,2]	116,375	278,607

Total Consumer Discretionary		638,839	1,139,439

Consumer Staples (5.36%)
	Food Retail (0.92%)
1,129	Avenue Supermarts Ltd., 144A [1,2]	72,474	68,651

	Packaged Foods & Meats (1.90%)
9,874	Tata Consumer Products Ltd. [2]	122,271	140,948

	Personal Care Products (2.54%)
11,350	Godrej Consumer Products Ltd. [2]	157,129	188,407

Total Consumer Staples		351,874	398,006

Energy (5.93%)
	Oil & Gas Refining & Marketing (5.93%)
12,517	Reliance Industries Limited [2]	431,233	440,385

Financials (25.64%)
	Asset Management & Custody Banks (0.90%)
5,371	360 ONE WAM Ltd. [2]	37,143	66,603

	Consumer Finance (5.04%)
1,968	Bajaj Finance Limited (India)[2]	167,708	180,816
10,068	Cholamandalam Investment & Finance Co. Ltd. [2]	166,463	193,253

		334,171	374,069

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Diversified Banks (9.50%)
17,281	HDFC Bank Ltd. [2]	$347,198	$355,890
23,006	ICICI Bank Ltd. [2]	338,940	349,129

		686,138	705,019

	Diversified Financial Services (2.42%)
43,057	Jio Financial Services Ltd. [1,2]	129,950	179,810

	Investment Banking & Brokerage (3.97%)
140,285	JM Financial Limited [2]	194,575	252,665
521	Nuvama Wealth Management Ltd. [2]	34,454	42,045

		229,029	294,710

	Life & Health Insurance (2.30%)
7,788	SBI Life Insurance Company Limited, 144A [2]	148,525	171,038

	Specialized Finance (1.51%)
9,897	CSL Finance Ltd. [2]	55,202	50,453
9,296	REC Ltd. [2]	62,333	61,540

		117,535	111,993

Total Financials		1,682,491	1,903,242

Health Care (4.16%)
	Health Care Facilities (4.16%)
35,407	Aster DM Healthcare Ltd., 144A [2]	173,294	175,436
11,348	Max Healthcare Institute Ltd. [2]	107,028	133,293

Total Health Care		280,322	308,729

Industrials (9.52%)
	Aerospace & Defense (1.39%)
30,295	Bharat Electronics Ltd. [2]	110,750	103,222

	Construction & Engineering (1.66%)
64,402	GMR Power & Urban Infra Ltd. [1,2]	59,827	122,979

	Construction & Machinery & Heavy Trucks (0.64%)
1,043	Cummins India Ltd. [2]	47,282	47,421

	Electrical Components & Equipment (0.98%)
31,450	Precision Wires India Ltd. [2]	55,857	72,842

	Industrial Conglomerates (0.99%)
855	Siemens Ltd. [2]	70,968	73,905

	Industrial Machinery & Supplies & Components (2.46%)
6,025	Kirloskar Oil Engines Ltd. [2]	64,647	88,361
3,727	Shaily Engineering Plastics Ltd. [2]	44,764	44,966
811	Thermax Ltd. [2]	41,579	49,255

		150,990	182,582

	Passenger Airlines (1.40%)
1,819	InterGlobe Aviation Ltd., 144A [1,2]	82,069	103,757

Total Industrials		577,743	706,708

See Notes to Portfolios of Investments.

Baron India Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (continued)
Information Technology (7.21%)
	Electronic Manufacturing Services (2.89%)
3,312	Kaynes Technology India Ltd. [1,2]	$133,552	$214,249

	IT Consulting & Other Services (4.32%)
6,306	Tata Consultancy Services Ltd. [2]	325,331	321,092

Total Information Technology		458,883	535,341

Materials (3.43%)
	Commodity Chemicals (2.38%)
157,432	DCW Ltd. [1,2]	159,690	177,069

	Diversified Chemicals (0.45%)
1,121	SRF Ltd. [2]	35,446	33,426

	Specialty Chemicals (0.60%)
1,797	Neogen Chemicals Ltd. [2]	25,932	44,256

Total Materials		221,068	254,751

Real Estate (1.19%)
	Real Estate Development (1.19%)
2,342	Godrej Properties Ltd. (India)[1,2]	50,852	88,325

Utilities (2.27%)
	Electric Utilities (2.27%)
39,980	Power Grid Corp. of India Ltd. [2]	151,642	168,619

Total Common Stocks		5,771,970	7,185,245

Principal Amount
Short-Term Investments (3.51%)
$260,632	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2024, 4.35% due 10/1/2024; Proceeds at maturity $260,664; (Fully Collateralized by $266,200 U.S. Treasury Note, 3.50% due 9/30/2026 Market value – $265,952)[2]	260,632	260,632

Total Investments (100.30%)		$6,032,602	7,445,877

Liabilities Less Cash and Other Assets (-0.30%)			(22,076)

Net Assets			$7,423,801

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the market value of Rule 144A securities amounted to $518,882 or 6.99% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Technology Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2024

Shares		Cost	Value
Common Stocks (96.13%)
Communication Services (10.98%)
	Advertising (2.28%)
4,664	Ibotta, Inc., Cl A [1]	$387,209	$287,349
5,885	The Trade Desk, Inc., Cl A [1]	431,339	645,290

		818,548	932,639

	Interactive Media & Services (3.84%)
1,319	Meta Platforms, Inc., Cl A	359,681	755,048
12,319	Reddit, Inc., Cl A [1]	712,071	812,069

		1,071,752	1,567,117

	Movies & Entertainment (4.86%)
5,392	Spotify Technology SA [1,2]	1,419,288	1,987,114

Total Communication Services		3,309,588	4,486,870

Consumer Discretionary (15.98%)
	Automobile Manufacturers (3.31%)
5,166	Tesla, Inc. [1]	992,336	1,351,581

	Broadline Retail (8.59%)
18,859	Amazon.com, Inc. [1]	3,134,264	3,513,997

	Education Services (3.22%)
4,669	Duolingo, Inc. [1]	915,924	1,316,751

	Hotels, Resorts & Cruise Lines (0.86%)
46,359	eDreams ODIGEO SA (Spain)[1,2]	339,190	351,427

Total Consumer Discretionary		5,381,714	6,533,756

Industrials (2.20%)
	Aerospace & Defense (1.23%)
1,259	Axon Enterprise, Inc. [1]	392,753	503,096

	Construction & Engineering (0.97%)
1,326	Quanta Services, Inc.	340,873	395,347

Total Industrials		733,626	898,443

Information Technology (64.78%)
	Application Software (7.56%)
2,279	Cadence Design Systems, Inc. [1]	646,978	617,677
9,910	Gitlab, Inc., Cl A [1,3]	528,879	510,761
2,812	Guidewire Software, Inc. [1]	317,766	514,427
348	HubSpot, Inc. [1]	172,706	184,997
1,136	Intuit, Inc.	681,123	705,456
625	ServiceNow, Inc. [1,3]	420,701	558,994

		2,768,153	3,092,312

	Electronic Equipment & Instruments (2.96%)
15,856	PAR Technology Corp. [1]	714,089	825,781
2,589	Park Systems Corp. (Korea, Republic of)[2,4]	342,878	382,990

		1,056,967	1,208,771

	Internet Services & Infrastructure (4.22%)
46,855	GDS Holdings Ltd., ADR [1,2]	599,070	955,842
9,628	Shopify, Inc., Cl A [1,2]	708,271	771,588

		1,307,341	1,727,430

	IT Consulting & Other Services (2.01%)
1,618	Gartner, Inc. [1]	680,160	819,938

	Semiconductor Materials & Equipment (3.61%)
956	ASML Holding N.V. [2]	803,285	796,587
831	Lam Research Corp.	665,228	678,162

		1,468,513	1,474,749

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)

	Semiconductors (23.75%)
4,964	Advanced Micro Devices, Inc. [1]	$640,335	$814,493
12,550	Broadcom, Inc.	1,519,430	2,164,875
4,318	eMemory Technology, Inc. (Taiwan)[2,4]	334,663	355,387
95,336	indie Semiconductor, Inc., Cl A [1]	638,678	380,391
228	Monolithic Power Systems, Inc.	116,873	210,786
34,510	NVIDIA Corp.	1,958,202	4,190,895
7,884	Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)[2,4]	161,540	237,735
7,802	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	1,013,096	1,354,973

		6,382,817	9,709,535

	Systems Software (13.12%)
5,409	Cloudflare, Inc., Cl A [1,3]	427,647	437,534
2,118	Crowdstrike Holdings, Inc., Cl A [1]	528,080	594,035
5,945	Datadog, Inc., Cl A [1,3]	703,253	684,032
7,777	Dynatrace, Inc. [1,3]	379,206	415,836
7,515	Microsoft Corporation	2,878,893	3,233,705

		4,917,079	5,365,142

	Technology Hardware, Storage & Peripherals (7.55%)
13,240	Apple, Inc.	2,542,029	3,084,920

Total Information Technology		21,123,059	26,482,797

Real Estate (2.19%)
	Real Estate Services (2.19%)
11,885	CoStar Group, Inc. [1]	976,222	896,604

Total Common Stocks		31,524,209	39,298,470

Principal Amount
Short-Term Investments (3.90%)
$1,594,913	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2024, 4.35% due 10/1/2024; Proceeds at maturity $1,595,105; (Fully Collateralized by $1,628,700 U.S. Treasury Note, 3.50% due 9/30/2026 Market value – $1,626,899)[4]	1,594,913	1,594,913

Total Investments (100.03%)		$33,119,122	40,893,383

Liabilities Less Cash and Other Assets (-0.03%)			(11,210)

Net Assets			$40,882,173

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Select Funds	September 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers 12 series (individually, a Fund and collectively, the Funds): Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, Baron FinTech Fund, Baron India Fund (formerly, Baron New Asia Fund), and Baron Technology Fund. Baron WealthBuilder Fund is presented in a separate report.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

The investment goals of the Funds are as follows:

Baron Partners Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. growth companies. The Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investments increases both investment opportunity and investment risk.

Baron Focused Growth Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. small- and mid-sized growth companies.

Baron International Growth Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in non-U.S. growth companies.

Baron Real Estate Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in U.S. and non-U.S. real estate and real estate-related companies.

Baron Emerging Markets Fund is a diversified fund that seeks capital appreciation through investments primarily in growth companies in developing countries.

Baron Global Advantage Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities of established and emerging markets companies located throughout the world.

Baron Real Estate Income Fund is a non-diversified fund that seeks both capital appreciation and current income through investments primarily in real estate income-producing securities and other real estate securities.

Baron Health Care Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities engaged in research, development, production, sale, delivery or distribution of products and services related to the health care industry.

Baron FinTech Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities that develop, use, or rely on innovative technologies or services, in a significant way, for banking, lending, capital markets, financial data analytics, insurance, payments, asset management, or wealth management.

Baron India Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities located in India.

Baron Technology Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities of U.S. and non-U.S. technology companies, selected for their durable growth potential from the development, advancement, and use of technology.

Baron Select Funds	September 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets of the Fund represented by such class, less all liabilities, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board).The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Single Issuer. Single issuer risk is the possibility that factors specific to an issuer to which a Fund is exposed will affect the market prices of the issuer’s securities and therefore the NAV of the Fund. Due to the size of Baron Partners Fund’s investment in Tesla, Inc. (Tesla), 38% of the Fund’s net assets as of September 30, 2024, the NAV of the Fund will be materially impacted by the price of Tesla stock.

Baron Select Funds	September 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (continued)

d) Non-Diversified Portfolio. Certain Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified Fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non-diversified Fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified Funds may encounter difficulty liquidating securities.

e) Industry Concentration. From time to time, market fluctuations in the value of a Fund’s investments, combined with a Fund’s non-diversified portfolio, may result in a Fund being concentrated in the securities of a single issuer or a small number of issuers, including in a particular industry. As a result, this Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, a Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of Baron Partners Fund’s investment in Tesla, which represents about 38% of the Fund’s net assets as of September 30, 2024, the Fund will be more adversely impacted by negative developments affecting the automotive and energy industries, as well as governmental environmental regulations.

f) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized and change in net unrealized gain or loss on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and change in net unrealized gain or loss from investments. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

g) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at September 30, 2024.

h) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by GAAP for the Funds’ investments in repurchase agreements at September 30, 2024, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Portfolio of Investments.

i) Master Limited Partnerships. The Funds may invest in master limited partnerships (MLPs). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

Baron Select Funds	September 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (continued)

j) Special Purpose Acquisition Company. The Funds may acquire an interest in a special purpose acquisition company (SPAC) in an initial public offering (IPO), via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring the equity securities of one or more existing companies via merger, combination, acquisition or other similar transactions. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund’s performance if the Fund is invested in the SPAC during such period. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC’s acquisition may not close and, to the extent a Fund had committed to participate in a private placement (i.e., PIPE transaction, defined below), the Fund will no longer be obligated to fulfill its commitment.

k) Private Investment in Public Equity. The Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company in a private placement transaction, including securities issued by a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restriction can last an uncertain amount of time and may be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Publicly traded securities acquired via a PIPE transaction are typically valued at the market price of an issuer’s common stock and classified as Level 2 in the fair value hierarchy.

l) Russia and Ukraine Risk. Certain Funds invested in securities and instruments that are economically tied to Russia. Due to the uncertainty of the geopolitical tension in Russia/Ukraine, investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risk that further economic sanctions may be imposed by the U.S. and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s performance and/or ability to achieve its investment objective. For example, certain transactions may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

3. RESTRICTED SECURITIES

At September 30, 2024, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e-4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

At September 30, 2024, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$282,074,240
StubHub Holdings, Inc.	12/22/2021	49,136,472
X Holdings I, Inc.	5/4/2022	16,392,000
Private Convertible Preferred Stocks
Northvolt AB	5/19/2021	2,326,077
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-8/4/2020	545,343,680

Total Restricted Securities:		$895,272,469

(Cost $228,013,119)† (13.82% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.

Baron Select Funds	September 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. RESTRICTED SECURITIES (continued)

	Baron Focused Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$86,546,880
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-11/29/2023	59,039,680
X.AI Corp.	6/11/2024	19,999,991

Total Restricted Securities:		$165,586,551

(Cost $69,949,847)† (10.06% of Net Assets)
	Baron International Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Sberbank of Russia PJSC	1/24/2017-10/29/2021	$304
Warrants
Constellation Software, Inc. Exp. 3/31/2040	8/23/2023	—

Total Restricted Securities:		$304

(Cost $1,650,983)† (0.00%^ of Net Assets)
	Baron Emerging Markets Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Sberbank of Russia PJSC	2/11/2016	$11,175
Private Common Stocks
Pine Labs PTE. Ltd.	5/17/2021	43,294,183
Private Convertible Preferred Stocks
Swiggy Private Ltd. (formerly, Bundl Technologies Private Ltd.)	1/3/2022	129,605,556
Think & Learn Private Limited	3/31/2021	75,127

Total Restricted Securities:		$172,986,041

(Cost $230,983,530† (4.31% of Net Assets)
	Baron Global Advantage Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020-9/15/2021	$557,556
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	36,666,560
Private Convertible Preferred Stocks
Think & Learn Private Limited	3/31/2021	45,078
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	3,356,109

Total Restricted Securities:		$40,625,303

(Cost $69,264,695)† (7.24% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.
^	Rounds to less than 0.01%

Baron Select Funds	September 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,566,766,963	$—	$—	$6,566,766,963
Private Common Stocks†	—	—	347,602,712	347,602,712
Private Convertible Preferred Stocks	—	—	2,326,077	2,326,077
Private Preferred Stocks	—	—	545,343,680	545,343,680

Total Investments	$6,566,766,963	$—	$895,272,469	$7,462,039,432

	Baron Focused Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,444,431,390	$—	$—	$1,444,431,390
Private Common Stocks	—	—	86,546,880	86,546,880
Private Preferred Stocks†	—	—	79,039,671	79,039,671
Short-Term Investments	—	31,926,585	—	31,926,585

Total Investments	$1,444,431,390	$31,926,585	$165,586,551	$1,641,944,526

†	See Portfolios of Investments for additional detailed categorizations.

Baron Select Funds	September 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (continued)

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$118,144,964	$218,997,452	$304	$337,142,720
Warrants	—	—	—	—
Short-Term Investments	—	10,455,289	—	10,455,289

Total Investments	$118,144,964	$229,452,741	$304	$347,598,009

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,133,330,026	$—	$—	$2,133,330,026
Short-Term Investments	—	21,977,680	—	21,977,680

Total Investments	$2,133,330,026	$21,977,680	$—	$2,155,307,706

	Baron Emerging Markets Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$980,663,345	$2,870,142,745	$11,175	$3,850,817,265
Private Common Stocks	—	—	43,294,183	43,294,183
Private Convertible Preferred Stocks†	—	—	129,680,683	129,680,683
Warrants	13,126	—	—	13,126
Short-Term Investments	—	47,165,107	—	47,165,107

Total Investments	$980,676,471	$2,917,307,852	$172,986,041	$4,070,970,364

	Baron Global Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$431,325,350	$87,368,116	$—	$518,693,466
Private Common Stocks†	—	—	37,224,116	37,224,116
Private Convertible Preferred Stocks	—	—	45,078	45,078
Private Preferred Stocks	—	—	3,356,109	3,356,109
Warrants†	529,847	—	—	529,847
Short-Term Investments	—	1,874,137	—	1,874,137

Total Investments	$431,855,197	$89,242,253	$40,625,303	$561,722,753

†	See Portfolios of Investments for additional detailed categorizations.

Baron Select Funds	September 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (continued)

	Baron Real Estate Income Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$171,277,075	$2,557,437	$—	$173,834,512
Short-Term Investments	—	2,484,638	—	2,484,638

Total Investments	$171,277,075	$5,042,075	$—	$176,319,150

	Baron Health Care Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$229,505,829	$—	$—	$229,505,829
Short-Term Investments	—	10,060,707	—	10,060,707

Total Investments	$229,505,829	$10,060,707	$—	$239,566,536

	Baron FinTech Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$64,424,209	$1,096,980	$—	$65,521,189
Short-Term Investments	—	1,060,838	—	1,060,838

Total Investments	$64,424,209	$2,157,818	$—	$66,582,027

	Baron India Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$—	$7,185,245	$—	$7,185,245
Short-Term Investments	—	260,632	—	260,632

Total Investments	$—	$7,445,877	$—	$7,445,877

	Baron Technology Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$38,322,358	$976,112	$—	$39,298,470
Short-Term Investments	—	1,594,913	—	1,594,913

Total Investments	$38,322,358	$2,571,025	$—	$40,893,383

†	See Portfolios of Investments for additional detailed categorizations.

Baron Select Funds	September 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (continued)

The following is a reconciliation of significant Level 3 investments in which unobservable inputs were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2023	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2024
Private Common Stocks
Communication Services	$60,040,760	$—	$—	$5,487,712	$—	$—	$—	$—	$65,528,472	$5,487,712
Industrials	244,296,440	—	—	37,777,800	—	—	—	—	282,074,240	37,777,800
Private Convertible Preferred Stocks
Industrials	7,361,160	—	—	(5,035,083)	—	—	—	—	2,326,077	(5,035,083)
Private Preferred Stocks
Industrials	537,262,630	—	56,920,250	26,161,600	—	(75,000,800)	—	—	545,343,680	26,161,600

Total	$848,960,990	$—	$56,920,250	$64,392,029	$—	$(75,000,800)	$—	$—	$895,272,469	$64,392,029

	Baron Focused Growth Fund
Investments in Securities	Balance as of December 31, 2023	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2024
Private Common Stocks
Industrials	$74,955,780	$—	$—	$11,591,100	$—	$—	$—	$—	$86,546,880	$11,591,100
Private Preferred Stocks
Industrials	51,132,580	—	—	7,907,100					59,039,680	7,907,100
Information Technology	—	—	—	—	19,999,991	—	—	—	19,999,991	—

Total	$126,088,360	$—	$—	$19,498,200	$19,999,991	$—	$—	$—	$165,586,551	$19,498,200

Baron Select Funds	September 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (continued)

	Baron Emerging Markets Fund
Investments in Securities	Balance as of December 31, 2023	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2024
Common Stocks
Russia	$11,644	—	$—	$(469)	$—	$—	$—	$—	$11,175	$(469)
Private Common Stocks
India	74,029,330	—	—	(30,735,147)	—	—	—	—	43,294,183	(30,735,147)
Private Convertible Preferred Stocks
India	96,887,511	—	—	32,793,172	—	—	—	—	129,680,683	32,793,172

Total	$170,928,485	$—	$—	$2,057,556	$—	$—	$—	$—	$172,986,041	$2,057,556

	Baron Global Advantage Fund
Investments in Securities	Balance as of December 31, 2023	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2024
Private Common Stocks
United States	$32,313,416	$—	$—	$4,910,700	$—	$—	$—	$—	$37,224,116	$4,910,700
Private Convertible Preferred Stocks
India	5,784,290	—	—	(5,739,212)	—	—	—	—	45,078	(5,739,212)
United States	3,601,189	—	2,674,305	1,398,779	—	(7,674,273)	—	—	—	—
Private Preferred Stocks
United States	2,798,294	—	—	557,815	—	—	—	—	3,356,109	557,815

Total	$44,497,189	$—	$2,674,305	$1,128,082	$—	$(7,674,273)	$—	$—	$40,625,303	$(270,697)

Baron Select Funds	September 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (continued)

Unobservable valuation inputs developed by the Adviser for significant Level 3 investments as of September 30, 2024 were as follows:

Baron Partners Fund

Sector	Company	Fair Value as of September 30, 2024	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2024	Range used on September 30, 2024*	Impact to Valuation from an Increase in input**
Private Common Stocks: Communication Services	StubHub Holdings, Inc.	$49,136,472	Combination of valuation using discounted cash flows, current value via comparable companies, and option-pricing methods	Weighted average cost of capital	10.50%	N/A	Decrease
				Change in the composite equity index of comparable companies	(0.54)%	N/A	Increase
				Discount for lack of marketability	7.79%	N/A	Decrease
				Estimated volatility of the returns of equity[1]	33.90%	N/A	Decrease
Private Common Stocks: Communication Services	X Holdings, Inc	$16,392,000	Recent valuation for employee grants	Enterprise Value Estimate	$19 billion	N/A	Increase
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$282,074,240	Observed transaction	Observed Transaction Price	$112.00	N/A	Increase
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$545,343,680	Observed transaction	Observed Transaction Price	$1,120.00	N/A	Increase
Private Convertible Preferred Stocks: Industrials	Northvolt AB	$2,326,077	Combination of observed transaction, current value via comparable companies, option- pricing methods, and scenario analysis methods	Observed Transaction Price	$0.37	N/A	Increase
				Change in the composite equity index of comparable companies	(0.45)%	N/A	Increase
				Discount for lack of marketability	13.93%	N/A	Decrease
				Estimated volatility of the returns of equity[2]	53.83%	N/A	Decrease
				Scenario Probabilities: Scenario A / Scenario B3	70% / 30%	N/A	N/A

Baron Focused Growth Fund

Sector	Company	Fair Value as of September 30, 2024	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2024	Range used on September 30, 2024*	Impact to Valuation from an Increase in input**
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$86,546,880	Observed Transaction	Observed Transaction Price	$112.00	N/A	Increase
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$59,039,680	Observed Transaction	Observed Transaction Price	$1,120.00	N/A	Increase
Private Preferred Stocks: Information Technology	X.AI Corp.	$19,999,991	Observed Transaction	Observed Transaction Price	$19 billion	N/A	N/A

See footnotes on page 31.

Baron Select Funds	September 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (continued)

Baron Emerging Markets Fund

Sector	Company	Fair Value as of September 30, 2024	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2024	Range used on September 30, 2024*	Impact to Valuation from an Increase in input**
Private Common Stocks: Financials	Pine Labs PTE. Ltd.	$ 43,294,183	Combination of valuation using multiples, current value via comparable companies, scenario analysis, and option-pricing methods	Projected Company Sales (2024)	$247 million	N/A	Increase
				Projected Company Sales (2025)	$309 million	N/A	Increase
				Price / Sales Multiple	13.65x	N/A	Increase
				Equity valuation Scenario Weights[4]	50%	N/A	N/A
				Change in the composite equity index of comparable companies	(0.85)%	N/A	Increase
				Discount for lack of marketability	9.37%	N/A	Decrease
				Estimated volatility of the returns of equity[2]	40.57%	N/A	Decrease
				Scenario Probabilities: Scenario A / Scenario B5	100% / 0%	N/A	N/A
Private Convertible Preferred Stocks: Consumer Discretionary	Swiggy Private Ltd.	$ 129,605,556	Combination of recent transaction, current value via comparable companies, scenario analysis, and option- pricing methods	Projected Company Sales (2023)	$976 million	N/A	Increase
				Projected Company Sales (2024)	$1,260 million	N/A	Increase
				Price / Sales Multiple (2023)	13.94x	N/A	Increase
				Price / Sales Multiple (2024)	10.34x	N/A	Increase
				Valuation Scenario Probabilities: Scenario A / Scenario B6	50.00%	N/A	N/A
				Change in the composite equity index of comparable companies	(1.55)%	N/A	Increase
				Discount for lack of marketability	2.85%	N/A	Decrease
				Estimated volatility of the returns of equity[7]	30.50%	N/A	Decrease
				Exit Scenario Probabilities: Scenario A / Scenario B5	100% / 0%	N/A	N/A
Private Convertible Preferred Stocks: Consumer Discretionary	Think & Learn Private Limited	$ 75,127	Recent Transaction	Rights Offering Price	INR 410.57	N/A	Increase

See footnotes on page 31.

Baron Select Funds	September 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (continued)

Baron Global Advantage Fund

Sector	Company	Fair Value as of September 30, 2024	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2024	Range used on September 30, 2024*	Impact to Valuation from an Increase in input**
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$36,666,560	Observed transaction	Observed Transaction Price	$112.00	N/A	Increase
Private Common Stocks: Materials	Farmers Business Network, Inc.	$557,556	Scenario analysis	Projected IPO Valuation	$900 million	N/A	Increase
				Probability for IPO Outcome	50%	N/A	Increase
				Discount in event of liquidation outcome	100%	N/A	Decrease
Private Convertible Preferred Stocks: Consumer Discretionary	Think & Learn Private Limited	$45,078	Recent Transaction	Rights Offering Price	INR 410.57	N/A	Increase
Private Preferred Stocks: Industrials	GM Cruise Holdings, LLC	$3,356,109	Combination of observed transaction price and scenario analysis methods	Discount to observed transaction price based on Scenario Probability analysis	$24.27	N/A	Increase
					70%	N/A	Decrease

1)	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.

2)	The volatility was calculated as a simple-average of the volatilities of the individual comparable companies.

3)	Scenario A represents total loss for equity holders, while Scenario B represents going concern.

4)	The company’s equity value was estimated in two different scenarios, each of which was given a 50% weight in the final equity value calculation.

5)	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.

6)	Scenario A is based on 2023 multiples while Scenario B is based on 2024 multiples.

7)	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies and an index. Some companies have a higher weight in the calculation than others.

*	Range used is not applicable as unobservable inputs are disclosed at the security level.

**

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.